Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Securefoundation Balanced Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower SecureFoundation® Balanced Fund (Class L/MXLDX)
Account Value	$ 17,529.57653	$ 16,248.07005	$ 14,392.62518	$ 16,874.2789	$ 15,243.25104	$ 13,425.44569	$ 11,428.82923	$ 12,099.1205	$ 10,741.4067	$ 9,912.704593		$ 10,000
Empower Securefoundation Balanced Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower SecureFoundation® Balanced Fund (Institutional Class/MXCJX)
Account Value	$ 18,143.76396	16,700.64256	14,707.18637	17,145.24804	15,383.80264	13,462.67843	11,396.49406	11,984.95536	10,580.87346	9,700.104012	$ 10,000
Empower Securefoundation Balanced Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower SecureFoundation® Balanced Fund (Investor Class/MXSBX)
Account Value	$ 18,024.30674	16,660.81342	14,720.58004	17,219.23554	15,496.0723	13,602.59155	11,548.17179	12,198.3435	10,800.72915	9,933.531819		10,000
Empower Securefoundation Balanced Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower SecureFoundation® Balanced Fund (Service Class/MXSHX)
Account Value	$ 17,841.73004	16,505.86756	14,601.40563	17,093.85569	15,397.09574	13,534.71847	11,504.2231	12,164.77011	10,780.54778	9,926.839576		10,000
Empower Securefoundation Balanced ETF Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Account Value	$ 10,740.40317	10,373.36511	9,594.682894	11,865.62092	11,330.80684	10,628.27768	9,408.053184	10,512.9659	9,732.425384	9,425.165005		10,000
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Account Value	$ 33,155.54226	26,790.28127	21,239.08696	26,234.251	20,706.47849	17,138.40201	13,080.84841	13,807.9473	11,412.48968	10,066.587	10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 18,806.64881	17,230.87418	15,105.06119	17,571.38052	15,731.09204	14,010.88056	11,783.19686	12,395.1508	10,914.90719	9,988.019024	$ 10,000	10,000
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index
Account Value	$ 18,818.36686	$ 17,275.05971	$ 15,144.87283	$ 17,714.32673	$ 15,869.67493	$ 14,107.63386	$ 11,843.37341	$ 12,460.42402	$ 10,923.86883	$ 9,986.167684		$ 10,000